SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT INFORMATION

	Sale of Clean-energy equipment	Sale of Digitalization and integration equipment	Sale of new energy	Delivery of oil and gas engineering technical services	Total
Revenues	$22,073,207	$2,731,568	$19,536,237	$3,994,541	$48,335,553
Cost of revenues	(17,538,969)	(2,113,040)	(19,231,664)	(926,209)	(39,809,882)
Gross profit	$4,534,238	$618,528	$304,573	$3,068,332	$8,525,671

For the Year Ended September 30, 2024

	Sale of Clean-energy equipment	Sale of Digitalization and integration equipment	Sale of new energy	Delivery of oil and gas engineering technical services	Total
Revenues	$33,816,111	$3,081,230	$25,822,344	$6,353,689	$69,073,374
Cost of revenues	(23,492,973)	(2,521,522)	(25,173,782)	(1,850,578)	(53,038,855)
Gross profit	$10,323,138	$559,708	$648,562	$4,503,111	$16,034,519

For the Year Ended September 30, 2023

	Sale of Clean-energy equipment	Sale of Digitalization and integration equipment	Sale of new energy	Delivery of oil and gas engineering technical services	Total
Revenues	$39,581,383	$3,364,644	$23,204,437	$6,933,984	$73,084,448
Cost of revenues	(27,713,920)	(3,154,108)	(22,745,219)	(1,092,160)	(54,705,407)
Gross profit	$11,867,463	$210,536	$459,218	$5,841,824	$18,379,041

Reconciliation of Segment Profit (Gross Profit) to Consolidated Income Before Income Taxes

	Year Ended September 30,
	2025	2024	2023
Total segment profit (gross profit)	$8,525,671	$16,034,519	$18,379,041
Corporate expenses:
Selling and marketing expenses	(1,835,938)	(2,053,194)	(775,957)
General and administrative expenses	(5,124,362)	(4,475,500)	(4,713,012)
Provision for expected credit losses	(2,984,108)	(1,504,390)	(840,900)
Research and development expenses	(247,216)	(449,542)	(158,657)
Total operating expenses	(10,191,624)	(8,482,626)	(6,488,526)
(Loss) income from operations	(1,665,953)	7,551,893	11,890,515
Other income, net	2,435,510	623,141	473,711
Income before income taxes	$769,557	8,175,034	$12,364,226

Reconciliation of Segments’ assets to the Consolidated assets.

	As of September 30,
	2025	2024
Clean-energy equipment	$44,096,905	$54,539,861
Digitalization and integration equipment	7,904,522	3,756,020
New energy	1,658,836	3,581,161
Oil and gas engineering technical services	23,558,598	10,720,158
Other corporate assets	46,535,830	38,624,803
Total assets	$123,754,691	$111,222,003

	As of September 30,
	2025	2024
Total assets related to reportable segments	$77,218,861	$72,597,200
Other corporate assets	46,535,830	38,624,803
Elimination of intercompany balances	(54,422,059)	(41,587,953)
Total consolidated assets	$69,332,632	$69,634,050